INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2021
INTANGIBLE ASSETS
Schedule of intangible assets
	Estimated	September 30,	September 30,
	Useful Lives	2021	2020

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(520,000)	(418,886)
Intangible assets, net		$-	$101,114